Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following as of March 31, 2024 and September 30, 2023:
	March 31, 2024	September 30, 2023
Accrued payroll and other welfare	1,402,287	1,591,880
Other accrued expenses	210,770	354,445
Total	1,613,057	1,946,325